SEGMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of segment reporting

USDm	2023				2022
	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total
Revenue	1,491.4	48.0	(19.0)	1,520.4	1,440.4	5.9	(2.9)	1,443.4
Port expenses, bunkers, and commissions	(407.6)	—	—	(407.6)	(458.9)	—	—	(458.9)
Other cost of goods and services sold	—	(36.6)	13.9	(22.7)	—	(3.0)	2.4	(0.6)
Operating expenses	(216.4)	—	0.4	(216.0)	(202.1)	—	—	(202.1)
Profit from sale of vessels	50.4	—	—	50.4	10.2	—	—	10.2
Administrative expenses	(76.5)	(6.4)	—	(82.9)	(52.4)	(2.6)	—	(55.0)
Other operating income and expenses	6.0	0.3	—	6.3	5.8	—	—	5.8
Share of profit/(loss) from joint ventures	—	—	—	—	0.2	—	—	0.2
Impairment losses and reversal of impairment on tangible assets	—	—	—	—	(2.6)	—	—	(2.6)
Depreciation and amortization	(148.2)	(1.1)	—	(149.3)	(138.7)	(0.3)	—	(139.0)

Operating profit (EBIT)	699.1	4.2	(4.7)	698.6	601.9	—	(0.5)	601.4

Financial income	14.3	—	—	14.3	4.0	0.1	—	4.1
Financial expenses	(60.5)	(0.4)	—	(60.9)	(48.7)	(0.1)	—	(48.8)

Profit before tax	652.9	3.8	(4.7)	652.0	557.2	—	(0.5)	556.7

Tax	(4.0)	—	—	(4.0)	5.9	—	—	5.9

Net profit for the year	648.9	3.8	(4.7)	648.0	563.1	—	(0.5)	562.6

USDm	2023				2022
	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8	—	1.8	—	1.8
Other intangible assets	0.9	0.9	—	1.8	0.7	1.3	—	2.0
Total intangible assets	0.9	2.7	—	3.6	0.7	3.1	—	3.8

Tangible fixed assets
Land and buildings	4.9	0.6	—	5.5	2.8	1.0	—	3.8
Vessels and capitalized dry-docking	2,081.7	—	(11.5)	2,070.2	1,863.4	—	(7.5)	1,855.9
Prepayments on vessels	86.0	—	—	86.0	—	—	—	—
Other non-current assets under construction	—	4.5	(0.3)	4.2	—	—	—	—
Other plant and operating equipment	3.3	1.1	—	4.4	4.1	1.5	—	5.6
Total tangible fixed assets	2,175.9	6.2	(11.8)	2,170.3	1,870.3	2.5	(7.5)	1,865.3

Financial assets
Investments in joint ventures	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.5	—	—	4.5	4.6	—	—	4.6
Deferred tax asset	0.4	—	—	0.4	0.5	—	—	0.5
Other investments	—	—	—	—	0.2	—	—	0.2
Total financial assets	5.0	—	—	5.0	5.4	—	—	5.4
Total non-current assets	2,181.8	8.9	(11.8)	2,178.9	1,876.4	5.6	(7.5)	1,874.5

Inventories	58.0	3.7	—	61.7	61.1	11.0	(0.1)	72.0
Trade receivables	206.2	5.0	(0.2)	211.0	255.7	4.2	(0.4)	259.5
Other receivables	58.8	1.7	—	60.5	72.7	1.3	—	74.0
Prepayments	10.7	4.5	—	15.2	9.7	0.7	—	10.4
Cash and cash equivalents incl. restricted cash	290.7	4.9	—	295.6	321.4	2.4	—	323.8
Current assets excluding assets held for sale	624.4	19.8	(0.2)	644.0	720.6	19.6	(0.5)	739.7

Assets held for sale	47.2	—	—	47.2	—	—	—	—

Total current assets	671.6	19.8	(0.2)	691.2	720.6	19.6	(0.5)	739.7

TOTAL ASSETS	2,853.4	28.7	(12.0)	2,870.1	2,597.0	25.2	(8.0)	2,614.2

USDm	2023				2022
	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total
EQUITY AND LIABILITIES

Total equity	1,661.3	9.9	(5.2)	1,666.0	1,498.0	6.2	(0.5)	1,503.7

Liabilities
NON-CURRENT LIABILITIES
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	3.3	0.3	—	3.6	5.8	0.3	—	6.1
Borrowings	884.0	2.9	—	886.9	844.6	5.2	—	849.8
Other non-current liabilities	2.2	0.8	—	3.0	2.2	0.8	—	3.0
Total non-current liabilities	934.7	4.0	—	938.7	897.8	6.3	—	904.1

CURRENT LIABILITIES
Borrowings	169.7	3.0	—	172.7	115.7	1.4	—	117.1
Trade payables	39.6	3.4	—	43.0	46.4	3.5	(1.4)	48.5
Current tax liabilities	0.6	—	—	0.6	1.6	0.4	—	2.0
Other liabilities	44.8	0.5	(0.1)	45.2	31.0	0.3	(0.2)	31.1
Provisions	—	0.6	—	0.6	6.5	0.3	—	6.8
Prepayments from customers	2.7	7.3	(6.7)	3.3	—	6.8	(5.9)	0.9
Total current liabilities	257.4	14.8	(6.8)	265.4	201.2	12.7	(7.5)	206.4
Total liabilities	1,192.1	18.8	(6.8)	1,204.1	1,099.0	19.0	(7.5)	1,110.5
TOTAL EQUITY AND LIABILITIES	2,853.4	28.7	(12.0)	2,870.1	2,597.0	25.2	(8.0)	2,614.2

Non-current asset additions during the year:
Goodwill	—	—	—	—	—	1.8	—	1.8
Other intangible assets	0.6	—	—	0.6	0.6	1.2	—	1.8
Land and buildings	4.4	—	—	4.4	0.3	1.1	—	1.4
Vessels and capitalized dry-docking	520.4	—	(4.0)	516.4	84.7	—	(7.5)	77.2
Prepayments on vessels	86.0	—	—	86.0	43.1	—	—	43.1
Other non-current assets under construction	—	4.5	(0.3)	4.2	—	—	—	—
Other plant and operating equipment	1.1	0.2	—	1.3	0.8	1.6	—	2.4
Total non-current asset additions	612.5	4.7	(4.3)	612.9	129.5	5.7	(7.5)	127.7

Summary of company's non-current assets are based on domicile of the legal entity ownership
The Company’s non-current assets are based on domicile of the legal entity ownership in the following countries:

USDm	2023	2022	2021
UK	0.2	0.1	—
Denmark	1,746.6	1,607.7	1,651.5
Singapore	336.7	257.1	308.0
USA	79.8	—	—
Other countries	10.6	4.5	2.9
Non-current assets	2,173.9	1,869.3	1,962.4
NOTE 3 – continued